Leases (Details) - Dec. 31, 2025	USD ($)	CNY (¥)
Leases
2026	$ 167,974	¥ 1,180,653
Total lease payments	167,974	1,180,653
Less: Interest	(5,011)	(35,218)
Present value of lease liabilities	$ 162,963	¥ 1,145,435